UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendments Number:
This Amendment (Check only one):			[  ] is a restatement.
							[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		KDI Capital Partners, LLC
Address:	4101 Lake Boone Trail, Suite 218
		Raleigh, NC 27607

Form 13F File Number:	28-11043

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Sheldon M. Fox
Title:		Managing Member
Phone:		919-573-4124

Signature,			Place,					and Date of Signing
Sheldon M. Fox		Raleigh, North Carolina		November 10, 2010

Report Type (Check only one.):

	[X]  13F HOLDINGS REPORT.
	[ ]  13F NOTICE.
	[ ]  13F COMBINATION REPORT.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:  26
Form 13F Information Table Value Total: $250,361

List of Other Included Managers:
NONE
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FORM 13F INFORMATION TABLE
                                                     VALUE  SHRS OR   SH/ PUT/ INVESTMENT  OTHER VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP   (X$1000) PRN AMT   PRN CALL DISCRETION  MGRS  SOLE    SHARED  NONE

Archer-Daniels-Midland Co           COM  039483102    $4,820   151,000 SH      SOLE               151,000      0     0
Bed Bath & Beyond Inc               COM  075896100    $1,836    42,296 SH      SOLE                42,296      0     0
Coca Cola Co                        COM   191216100   $1,808    30,900 SH      SOLE                30,900      0     0
CVS Caremark Corp                   COM   126650100   $7,584   241,000 SH      SOLE               241,000      0     0
Emergency Medical Svcs Co           CLA  29100P102    $3,939    73,967 SH      SOLE                73,967      0     0
Forestar Group Inc                  COM  14159U202   $18,716 1,097,706 SH      SOLE              1,097,70      0     0
General Mls Inc                     COM   370334104   $8,002   219,000 SH      SOLE               219,000      0     0
HJ Heinz Co                         COM   423074103      $19       400 SH      SOLE                   400      0     0
Kellogg Co                          COM   487836108     $212     4,200 SH      SOLE                 4,200      0     0
Kraft Foods Inc-A                   CLA  50075N104    $6,533   211,700 SH      SOLE               211,700      0     0
Lowes Cos Inc                       COM   548661107  $18,010   807,996 SH      SOLE               807,996      0     0
Mastercard Incorporated             CLA  57636Q104   $15,490    69,153 SH      SOLE                69,153      0     0
McDonalds Corp                      COM   580135101  $12,346   165,700 SH      SOLE               165,700      0     0
Medassets Inc                       COM   584045108   $6,575   312,491 SH      SOLE               312,491      0     0
Middleby Corp                       COM   596278101   $9,208   145,250 SH      SOLE               145,250      0     0
Parker Drilling Co                  COM   701081101  $15,661 3,600,306 SH      SOLE              3,600,30      0     0
Petsmart Inc                        COM   716768106   $6,125   175,000 SH      SOLE               175,000      0     0
Staples Inc                         COM   855030102  $19,064   911,299 SH      SOLE               911,299      0     0
Sysco Corp                          COM   871829107  $11,343   397,700 SH      SOLE               397,700      0     0
Target Corp                         COM  87612E106   $25,141   470,460 SH      SOLE               470,460      0     0
Treehouse Foods Inc                 COM  89469A104    $3,469    75,251 SH      SOLE                75,251      0     0
United Stationers Inc               COM   913004107  $22,086   412,741 SH      SOLE               412,741      0     0
Visa Inc                            CLA  92826C839   $17,540   236,199 SH      SOLE               236,199      0     0
Wal Mart Stores Inc                 COM   931142102  $11,748   219,500 SH      SOLE               219,500      0     0
Walgreen Co                         COM   931422109   $3,035    90,600 SH      SOLE                90,600      0     0
YUM Brands Inc                      COM   988498101      $51     1,100 SH      SOLE                 1,100      0     0

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